UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22668

 NAME OF REGISTRANT:                     ETF Series Solutions



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Paul R. Fearday
                                         ETF Series Solutions
                                         615 East Michigan Street
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          414-765-5346

 DATE OF FISCAL YEAR END:                11/30

 DATE OF REPORTING PERIOD:               07/01/2017 - 06/30/2018


American Energy Independence ETF
--------------------------------------------------------------------------------------------------------------------------
 ARCHROCK, INC.                                                                              Agenda Number:  934761190
--------------------------------------------------------------------------------------------------------------------------
        Security:  03957W106
    Meeting Type:  Annual
    Meeting Date:  25-Apr-2018
          Ticker:  AROC
            ISIN:  US03957W1062
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Anne-Marie N. Ainsworth                                   Mgmt          For                            For
       Wendell R. Brooks                                         Mgmt          For                            For
       D. Bradley Childers                                       Mgmt          For                            For
       Gordon T. Hall                                            Mgmt          For                            For
       Frances Powell Hawes                                      Mgmt          For                            For
       J.W.G. Honeybourne                                        Mgmt          For                            For
       James H. Lytal                                            Mgmt          For                            For
       Mark A. McCollum                                          Mgmt          For                            For

2.     Approval of the issuance of shares of                     Mgmt          For                            For
       common stock, par value $0.01 per share
       (the "AROC stock issuance proposal"), in
       connection with the merger contemplated by
       the Agreement and Plan of Merger, dated as
       of January 1, 2018, by and among Archrock,
       Amethyst Merger Sub LLC, Archrock Partners,
       L.P., Archrock General Partner, L.P. and
       Archrock GP LLC

3.     Ratification of the appointment of Deloitte               Mgmt          For                            For
       & Touche LLP as Archrock, Inc.'s
       independent public accounting firm for
       fiscal year 2018

4.     Advisory, non-binding vote to approve the                 Mgmt          For                            For
       compensation provided to our Named
       Executive Officers for 2017

5.     Approval of the adjournment of the annual                 Mgmt          For                            For
       meeting to a later date or dates, if
       necessary or appropriate, to solicit
       additional proxies in the event there are
       not sufficient votes at the time of the
       annual meeting to approve the AROC stock
       issuance proposal




--------------------------------------------------------------------------------------------------------------------------
 BUCKEYE PARTNERS, L.P.                                                                      Agenda Number:  934800473
--------------------------------------------------------------------------------------------------------------------------
        Security:  118230101
    Meeting Type:  Annual
    Meeting Date:  05-Jun-2018
          Ticker:  BPL
            ISIN:  US1182301010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Pieter Bakker                                             Mgmt          For                            For
       Barbara M. Baumann                                        Mgmt          For                            For
       Mark C. McKinley                                          Mgmt          For                            For

2.     Amendment of partnership agreement to                     Mgmt          For                            For
       remove provisions that prevent general
       partner from causing Buckeye Partners, L.P.
       to issue any class or series of limited
       partnership interests having preferences or
       other special or senior rights over the LP
       Units without the prior approval of
       unitholders holding an aggregate of at
       least two-thirds of the outstanding LP
       Units.

3.     The ratification of the selection of                      Mgmt          For                            For
       Deloitte & Touche LLP as Buckeye Partners,
       L.P.'s independent registered public
       accountants for 2018.

4.     The approval, in an advisory vote, of the                 Mgmt          For                            For
       compensation of Buckeye's named executive
       officers as described in our proxy
       statement pursuant to Item 402 of
       Regulation S-K.




--------------------------------------------------------------------------------------------------------------------------
 CHENIERE ENERGY, INC.                                                                       Agenda Number:  934797094
--------------------------------------------------------------------------------------------------------------------------
        Security:  16411R208
    Meeting Type:  Annual
    Meeting Date:  17-May-2018
          Ticker:  LNG
            ISIN:  US16411R2085
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     Election of Director: G. Andrea Botta                     Mgmt          For                            For

1B     Election of Director: Jack A. Fusco                       Mgmt          For                            For

1C     Election of Director: Vicky A. Bailey                     Mgmt          For                            For

1D     Election of Director: Nuno Brandolini                     Mgmt          For                            For

1E     Election of Director: David I. Foley                      Mgmt          For                            For

1F     Election of Director: David B. Kilpatrick                 Mgmt          For                            For

1G     Election of Director: Andrew Langham                      Mgmt          For                            For

1H     Election of Director: Courtney R. Mather                  Mgmt          For                            For

1I     Election of Director: Donald F. Robillard,                Mgmt          For                            For
       Jr

1J     Election of Director: Neal A. Shear                       Mgmt          For                            For

1K     Election of Director: Heather R. Zichal                   Mgmt          For                            For

2.     Approve, on an advisory and non-binding                   Mgmt          For                            For
       basis, the compensation of the Company's
       named executive officers for 2017.

3.     Ratification of the appointment of KPMG LLP               Mgmt          For                            For
       as the Company's independent registered
       public accounting firm for 2018.




--------------------------------------------------------------------------------------------------------------------------
 FIRST AMERICAN FUNDS, INC.                                                                  Agenda Number:  934786611
--------------------------------------------------------------------------------------------------------------------------
        Security:  31846V336
    Meeting Type:  Special
    Meeting Date:  16-May-2018
          Ticker:  FGXXX
            ISIN:  US31846V3362
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       David K. Baumgardner                                      Mgmt          For                            For
       Mark E. Gaumond                                           Mgmt          For                            For
       Roger A. Gibson                                           Mgmt          For                            For
       Victoria J. Herget                                        Mgmt          For                            For
       Richard K. Riederer                                       Mgmt          For                            For
       James M. Wade                                             Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KINDER MORGAN, INC.                                                                         Agenda Number:  934748990
--------------------------------------------------------------------------------------------------------------------------
        Security:  49456B101
    Meeting Type:  Annual
    Meeting Date:  09-May-2018
          Ticker:  KMI
            ISIN:  US49456B1017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: Richard D. Kinder                   Mgmt          For                            For

1b.    Election of Director: Steven J. Kean                      Mgmt          For                            For

1c.    Election of Director: Kimberly A. Dang                    Mgmt          For                            For

1d.    Election of Director: Ted A. Gardner                      Mgmt          For                            For

1e.    Election of Director: Anthony W. Hall, Jr.                Mgmt          For                            For

1f.    Election of Director: Gary L. Hultquist                   Mgmt          For                            For

1g.    Election of Director: Ronald L. Kuehn, Jr.                Mgmt          For                            For

1h.    Election of Director: Deborah A. Macdonald                Mgmt          For                            For

1i.    Election of Director: Michael C. Morgan                   Mgmt          For                            For

1j.    Election of Director: Arthur C.                           Mgmt          For                            For
       Reichstetter

1k.    Election of Director: Fayez Sarofim                       Mgmt          For                            For

1l.    Election of Director: C. Park Shaper                      Mgmt          For                            For

1m.    Election of Director: William A. Smith                    Mgmt          For                            For

1n.    Election of Director: Joel V. Staff                       Mgmt          For                            For

1o.    Election of Director: Robert F. Vagt                      Mgmt          For                            For

1p.    Election of Director: Perry M. Waughtal                   Mgmt          For                            For

2.     Ratification of the selection of                          Mgmt          For                            For
       PricewaterhouseCoopers LLP as our
       independent registered public accounting
       firm for 2018

3.     Approval, on an advisory basis, of the                    Mgmt          For                            For
       compensation of our named executive
       officers, as disclosed in the Proxy
       Statement

4.     Frequency with which we will hold an                      Mgmt          1 Year                         Against
       advisory vote on the compensation of our
       named executive officers

5.     Stockholder proposal relating to a report                 Shr           Against                        For
       on methane emissions

6.     Stockholder proposal relating to an annual                Shr           Against                        For
       sustainability report

7.     Stockholder proposal relating to an                       Shr           Against                        For
       assessment of the long-term portfolio
       impacts of scenarios consistent with global
       climate change policies




--------------------------------------------------------------------------------------------------------------------------
 MACQUARIE INFRASTRUCTURE CORPORATION                                                        Agenda Number:  934769639
--------------------------------------------------------------------------------------------------------------------------
        Security:  55608B105
    Meeting Type:  Annual
    Meeting Date:  16-May-2018
          Ticker:  MIC
            ISIN:  US55608B1052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: Norman H. Brown, Jr.                Mgmt          For                            For

1b.    Election of Director: George W. Carmany,                  Mgmt          For                            For
       III

1c.    Election of Director: James Hooke                         Mgmt          For                            For

1d.    Election of Director: Ronald Kirk                         Mgmt          For                            For

1e.    Election of Director: H.E. (Jack) Lentz                   Mgmt          For                            For

1f.    Election of Director: Ouma Sananikone                     Mgmt          For                            For

2.     The ratification of the selection of KPMG                 Mgmt          For                            For
       LLP as our independent auditor for the
       fiscal year ending December 31, 2018.

3.     The approval, on an advisory basis, of                    Mgmt          Against                        Against
       executive compensation.




--------------------------------------------------------------------------------------------------------------------------
 MAGELLAN MIDSTREAM PARTNERS,L.P.                                                            Agenda Number:  934734686
--------------------------------------------------------------------------------------------------------------------------
        Security:  559080106
    Meeting Type:  Annual
    Meeting Date:  26-Apr-2018
          Ticker:  MMP
            ISIN:  US5590801065
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Robert G. Croyle                                          Mgmt          For                            For
       Stacy P. Methvin                                          Mgmt          For                            For
       Barry R. Pearl                                            Mgmt          For                            For

2.     Advisory Resolution to Approve Executive                  Mgmt          For                            For
       Compensation

3.     Ratification of Appointment of Independent                Mgmt          For                            For
       Auditor




--------------------------------------------------------------------------------------------------------------------------
 ONEOK, INC.                                                                                 Agenda Number:  934782536
--------------------------------------------------------------------------------------------------------------------------
        Security:  682680103
    Meeting Type:  Annual
    Meeting Date:  23-May-2018
          Ticker:  OKE
            ISIN:  US6826801036
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of director: Brian L. Derksen                    Mgmt          For                            For

1B.    Election of director: Julie H. Edwards                    Mgmt          For                            For

1C.    Election of director: John W. Gibson                      Mgmt          For                            For

1D.    Election of director: Randall J. Larson                   Mgmt          For                            For

1E.    Election of director: Steven J. Malcolm                   Mgmt          For                            For

1F.    Election of director: Jim W. Mogg                         Mgmt          For                            For

1G.    Election of director: Pattye L. Moore                     Mgmt          For                            For

1H.    Election of director: Gary D. Parker                      Mgmt          For                            For

1I.    Election of director: Eduardo A. Rodriguez                Mgmt          For                            For

1J.    Election of director: Terry K. Spencer                    Mgmt          For                            For

2.     Ratification of the selection of                          Mgmt          For                            For
       PricewaterhouseCoopers LLP as the
       independent registered public accounting
       firm of ONEOK, Inc. for the year ending
       December 31, 2018.

3.     Approve the ONEOK, Inc. Equity Incentive                  Mgmt          For                            For
       Plan.

4.     An advisory vote to approve ONEOK, Inc.'s                 Mgmt          For                            For
       executive compensation.




--------------------------------------------------------------------------------------------------------------------------
 PLAINS GP HOLDINGS, L.P.                                                                    Agenda Number:  934772321
--------------------------------------------------------------------------------------------------------------------------
        Security:  72651A207
    Meeting Type:  Annual
    Meeting Date:  15-May-2018
          Ticker:  PAGP
            ISIN:  US72651A2078
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Bobby S. Shackouls                                        Mgmt          For                            For
       Christopher M. Temple                                     Mgmt          For                            For

2.     Ratification of the appointment of                        Mgmt          For                            For
       PricewaterhouseCoopers LLP as our
       independent registered public accounting
       firm for 2018.

3.     The approval, on a non-binding advisory                   Mgmt          For                            For
       basis, of our named executive officer
       compensation.

4.     Non-binding advisory vote on the frequency                Mgmt          1 Year                         For
       with which future advisory votes to approve
       our named executive officer compensation
       should be held.




--------------------------------------------------------------------------------------------------------------------------
 SEMGROUP CORPORATION                                                                        Agenda Number:  934791496
--------------------------------------------------------------------------------------------------------------------------
        Security:  81663A105
    Meeting Type:  Annual
    Meeting Date:  16-May-2018
          Ticker:  SEMG
            ISIN:  US81663A1051
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Ronald A. Ballschmiede                                    Mgmt          For                            For
       Sarah M. Barpoulis                                        Mgmt          For                            For
       Carlin G. Conner                                          Mgmt          For                            For
       Karl F. Kurz                                              Mgmt          For                            For
       James H. Lytal                                            Mgmt          For                            For
       William J. McAdam                                         Mgmt          For                            For
       Thomas R. McDaniel                                        Mgmt          For                            For

2.     To approve, on a non-binding advisory                     Mgmt          For                            For
       basis, the compensation of the company's
       named executive officers.

3.     Ratification of Grant Thornton LLP as                     Mgmt          For                            For
       independent registered public accounting
       firm for 2018.

4.     To approve an amendment to the company's                  Mgmt          For                            For
       Amended and Restated Certificate of
       Incorporation, as amended, to increase the
       number of authorized shares of Class A
       Common Stock.




--------------------------------------------------------------------------------------------------------------------------
 TARGA RESOURCES CORP.                                                                       Agenda Number:  934775579
--------------------------------------------------------------------------------------------------------------------------
        Security:  87612G101
    Meeting Type:  Annual
    Meeting Date:  24-May-2018
          Ticker:  TRGP
            ISIN:  US87612G1013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Director: Robert B. Evans                     Mgmt          For                            For

1.2    Election of Director: Joe Bob Perkins                     Mgmt          For                            For

1.3    Election of Director: Ershel C. Redd Jr.                  Mgmt          For                            For

2.     Ratification of Selection of Independent                  Mgmt          For                            For
       Accountants

3.     Advisory Vote to Approve Executive                        Mgmt          For                            For
       Compensation




--------------------------------------------------------------------------------------------------------------------------
 THE WILLIAMS COMPANIES, INC.                                                                Agenda Number:  934785265
--------------------------------------------------------------------------------------------------------------------------
        Security:  969457100
    Meeting Type:  Annual
    Meeting Date:  10-May-2018
          Ticker:  WMB
            ISIN:  US9694571004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: Alan S. Armstrong                   Mgmt          For                            For

1b.    Election of Director: Stephen W. Bergstrom                Mgmt          For                            For

1c.    Election of Director: Stephen I. Chazen                   Mgmt          For                            For

1d.    Election of Director: Charles I. Cogut                    Mgmt          For                            For

1e.    Election of Director: Kathleen B. Cooper                  Mgmt          For                            For

1f.    Election of Director: Michael A. Creel                    Mgmt          For                            For

1g.    Election of Director: Peter A. Ragauss                    Mgmt          For                            For

1h.    Election of Director: Scott D. Sheffield                  Mgmt          For                            For

1i.    Election of Director: Murray D. Smith                     Mgmt          For                            For

1j.    Election of Director: William H. Spence                   Mgmt          For                            For

2.     Ratification of Ernst & Young LLP as                      Mgmt          For                            For
       auditors for 2018.

3.     Approval, by nonbinding advisory vote, of                 Mgmt          For                            For
       the company's executive compensation.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         ETF Series Solutions
By (Signature)       /s/ Paul R. Fearday
Name                 Paul R. Fearday
Title                President
Date                 08/21/2018